Derivative Financial Instruments And Fair Value And Credit Risk of Financial Instruments	12 Months Ended
Dec. 31, 2012
Derivative Financial Instruments And Fair Value And Credit Risk of Financial Instruments
18.	DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE AND CREDIT RISK OF FINANCIAL INSTRUMENTS

Risk management activities

In the normal course of its operations, the Group is exposed to commodity price, currency, interest rate, liquidity and credit risk. In order to manage these risks, the Group has developed a comprehensive risk management process to facilitate control and monitoring of these risks.

Concentration of credit risk

The Group’s financial instruments do not represent a concentration of credit risk as the Group deals with a number of major banks. Accounts receivable are regularly monitored and assessed and where necessary an adequate level of provision is maintained.

A formal process of allocating counterparty exposure and prudential limits is approved by the audit committee and is applied under the supervision of the Group’s executive committee. Facilities requiring margin payments are not engaged.

Foreign currency and commodity price risk

In the normal course of business, the Group enters into transactions for the sale of its gold, denominated in U.S. Dollars. In addition, the Group has assets and liabilities in a number of different currencies (South African Rand, U.S. Dollars and Australian Dollars). As a result, the Group is subject to transaction and translation exposure from fluctuations in foreign currency exchange rates.

As at December 31, 2012 and 2011, Gold Fields did not hold any derivative instruments to protect its exposure to adverse movements in gold and copper commodity prices.

Under the long-established structure of sales agreements prevalent in the industry, substantially all of Gold Fields’ copper concentrate sales are provisionally priced at the time of shipment. The provisional prices are finalized in a contractually specified future period (generally one to three months) primarily based on quoted London Metal Exchange, or LME, prices. Sales subject to final pricing are generally settled in a subsequent month. Because a significant portion of Gold Fields’ copper concentrate sales in a period usually remain subject to final pricing, the forward price is a major determinant of recorded revenues and the average recorded copper price for the period.

LME copper prices averaged $7,951 per ton during the fiscal year ended December 31, 2012 (fiscal year ended December 31, 2011: $8,836; six months ended December 31, 2010: $7,828 per ton, fiscal year ended June 30, 2010: $6,651 per ton), compared with the Company’s recorded average provisional price, net of refining charges, of $7,322 per ton. The applicable 3 month copper price at December 31, 2012 was $7,930 per ton. During the fiscal year ended December 31, 2012, changes in copper prices resulted in a provisional pricing mark-to-market gain of $15.6 million (included in revenue) (fiscal year ended December 31, 2011 loss of $20.6 million).

Interest rate and liquidity risk

Fluctuations in interest rates impact on the value of investments and financing activities, giving rise to interest rate risk. The Group does not currently hedge its exposure to interest rate risk.

In the ordinary course of business, the Group receives cash proceeds from its operations and is required to fund working capital and capital expenditure requirements. The cash is managed to ensure surplus funds are invested to maximize returns while ensuring that capital is safeguarded to the maximum extent possible by investing only with top financial institutions.

Substantial contractual arrangements for uncommitted borrowing facilities are maintained with several banking counterparties to meet the Group’s normal contingency funding requirements.

Fair value

The fair value of a financial instrument is defined as the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. The carrying amounts of receivables, accounts payable and cash and cash equivalents are a reasonable estimate of their fair values due to the short-term maturity of such instruments. The investments in the environmental trust fund approximate fair value, as the monies are invested in short-term maturity investments. The listed investments are carried at market value. Long-term loans at floating rates, approximate fair value as they are subject to market based floating rates.

The estimated fair values of the Group’s financial instruments are:

	December 31, 2012		December 31, 2011
	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Cash and cash equivalents	655.6	655.6	744.0	744.0
Receivables	314.5	314.5	220.1	220.1
Non-current investments *	458.0	464.6	272.2	271.2

Financial liabilities
Long-term loans	2,321.2	2,322.4	1,360.7	1,263.0
Accounts payable and provisions	678.1	678.1	601.6	601.6
Interest payable	11.0	11.0	11.2	11.2
Short-term loans and current portion of long-term loans	40.0	40.0	547.0	547.0
Other non-current liabilities	13.9	13.9	13.5	13.5

*	Fair value determined by using cost for Rand Refinery Limited and Far South East due to a market value not being readily available.

Fair value accounting establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

•	Level 1 Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

•	Level 2 Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability;

•	Level 3 Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The following table sets forth the Group’s financial assets measured at fair value by level within the fair value hierarchy. As required by Accounting Standard Codification, or ASC, fair value guidance, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Fair value at December 31, 2012
	Total	Level 1	Level 2	Level 3
Assets:
Listed investments	36.2	36.2	—	—
Investments held by environmental trust funds	165.3	135.3	30.0	—
Unlisted investments	1.3	—	—	1.3
Trade receivable from provisional copper concentrate sales, net	149.9	—	149.9	—

	352.7	171.5	179.9	1.3

	Fair value at December 31, 2011
	Total	Level 1	Level 2	Level 3
Assets:
Listed investments	77.3	77.3	—	—
Investments held by environmental trust funds	161.5	122.5	39.0	—
Unlisted investments	2.6	—	—	2.6
Trade receivable from provisional copper concentrate sales, net	88.4	—	88.4	—

	329.8	199.8	127.4	2.6

The Group’s listed investments comprise equity investments in listed entities and are therefore valued using quoted market prices in active markets and classified within level 1 of the fair value hierarchy. The fair value of the listed investments is the product of the quoted market price and the number of shares held.

The Group investments held in environmental funds primarily comprise interest bearing short-term investments which are valued using quoted market prices.

The Group’s net trade receivable from provisional copper and gold concentrate sales in La Cima (Cerro Corona) is valued using quoted market prices based on the forward London Metal Exchange and classified within level 2 of the fair value hierarchy.

The Group’s financial instruments are valued using pricing models and classified within level 2 of the fair value hierarchy. Where possible, the values produced by the valuation models are verified to market prices. Valuation models require a variery of inputs, including contractual terms, market prices, yield curves, credit spreads, measures of volatility and correlations of such inputs.

The table below sets forth a summary of changes in the fair value of our Level 3 financial assets.

	December 31, 2012	December 31, 2011
Balance at the beginning of the period	2.6	1.7
Additions	—	0.4
Unrealized (loss)/ gain	(1.3)	0.5

Balance at the end of the period	1.3	2.6

Unrealized loss of $1.3 million for the fiscal year ended December 31, 2012 was included in accumulated other comprehensive loss. As of December 31, 2012, the assets classified within Level 3 of the fair value hierarchy represent less than 1.00% of the total assets and liabilities measured at fair value, respectively.

Derivative contracts

There were no derivative contracts December 31, 2011.

St Ives Gold Mining Company (Pty) Ltd entered into a Gasoil 10PPM FOB Singapore contract for 10,000 barrels per month effective August 1, 2012 until January 31, 2013 at a fixed price of US$118.90 per barrel. 20,000 barrels with a mark-to-market value of US$0.1 million were outstanding at the end of December 2012.